CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details) - USD ($)		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
ASSETS:
Cash and cash equivalents		$ 132,622,467	$ 19,232,275	$ 7,818,936	$ 954,681
Prepayments and other assets		1,248,562	4,139,354
TOTAL ASSETS		163,889,852	28,382,131
LIABILITIES:
Accounts payable and accrued expenses		3,786,955	789,129
SHAREHOLDERS' EQUITY:
Ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 47,958,550 and 42,921,600 shares issued and outstanding as of March 31, 2018 and 2017, respectively	[1]	4,796	4,292
Additional paid-in capital		58,417,971	13,285,717
Retained earnings		77,241,073	11,759,100
Accumulated other comprehensive income (loss)		4,379,229	(1,544,753)
TOTAL SHAREHOLDERS' EQUITY		140,043,069	23,504,356
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 163,889,852	$ 28,382,131
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		47,958,550	42,921,600
Ordinary shares, shares outstanding		47,958,550	42,921,600
Parent Company
ASSETS:
Cash and cash equivalents		$ 47,387,922	$ 1,949,877
Prepayments and other assets		9,995	54,290
Investments in subsidiaries, VIEs and VIEs' subsidiaries		95,543,469	21,500,189
TOTAL ASSETS		142,941,386	23,504,356
LIABILITIES:
Accounts payable and accrued expenses		2,898,317
SHAREHOLDERS' EQUITY:
Ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 47,958,550 and 42,921,600 shares issued and outstanding as of March 31, 2018 and 2017, respectively	[2]	4,796	4,292
Additional paid-in capital		58,417,971	13,285,717
Retained earnings		77,241,145	11,759,100
Accumulated other comprehensive income (loss)		4,379,157	(1,544,753)
TOTAL SHAREHOLDERS' EQUITY		140,043,069	23,504,356
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 142,941,386	$ 23,504,356
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, shares issued		47,958,550	47,958,550
Ordinary shares, shares outstanding		42,921,600	42,921,600

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.
[2]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.